19. VARIABLE INTEREST ENTITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Total assets	¥ 5,065,370	¥ 4,637,085
Total liabilities	3,134,146	5,388,831
Income	997,285	404,139	¥ 480,244
Net (loss) income from discontinued operation	2,060	(46,264)	76,243
Net loss from continued operation	¥ 401,224	¥ (369,587)	¥ (23,466)